Cash and Cash Equivalents and Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Restricted cash	$ 73	$ 78
Amounts deposited on a blocked account	(72)
Current debt securities	97	374
Debt securities [member]
Disclosure of detailed information about borrowings [line items]
Current debt securities	97	$ 374
Share Holder [member]
Disclosure of detailed information about borrowings [line items]
Cash acquired in business combination	$ (1)